Fees Summary	Sep. 18, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $6,548,630. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 6,548,630
Final Prospectus	true